Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets
Other Non-Current Assets (Table)

	December 31, 2021	December 31, 2020
Prepaid expenses	$13	$1,547
Deposits in guarantee to free zone	176	176
Other (1)	2,684	3,359
Total	$2,873	$5,082

(1)	As of December 31, 2021 and 2020 includes an amount of $1,330 and $2,726, respectively, related to settlement regarding a storage and transshipment contract in the grain port terminal (Note 24).